Financial instruments and risk management (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - Classification

	Note	03/31/2025	12/31/2024
Assets
Amortized cost
Cash and cash equivalents	5	9,914,505	9,018,818
Marketable securities	6
Trade accounts receivable	7	6,354,237	9,132,860
Other assets (1)		540,009	628,275
		16,808,751	18,779,953
Fair value through other comprehensive income
Investments	14.1	1,006,820	1,138,066
		1,006,820	1,138,066
Fair value through profit or loss
Derivative financial instruments	4.5.1	4,132,330	3,887,100
Marketable securities	6	6,918,765	13,363,511
		11,051,095	17,250,611
		28,866,666	37,168,630
Liabilities
Amortized cost
Trade accounts payable	17	5,669,809	6,033,285
Loans, financing and debentures	18.1	91,042,571	101,435,531
Lease liabilities	19.2	6,851,519	6,972,915
Liabilities for assets acquisitions and subsidiaries	23	115,424	120,490
Dividends and interests on own capital payable		7,699	2,200,917
Other liabilities (1)		169,366	143,330
		103,856,388	116,906,468
Fair value through profit or loss
Derivative financial instruments	4.5.1	7,131,448	10,454,820
		7,131,448	10,454,820
		110,987,836	127,361,288
		82,121,170	90,192,658

Financial Instruments - Fair Value

	Yield used to discount/methodology	03/31/2025	12/31/2024
Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	44,487,544	48,734,909
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	21,383,389	22,740,891
Assets Financing	SOFR	395,806	422,115
IFC - International Finance Corporation	SOFR	6,233,706	6,261,715
ECA - Export Credit Agency	SOFR	859,549	864,202
Panda Bonds - CNH	Fixed	973,163	951,125
In local currency
BNDES – TJLP	DI 1	159,443	171,109
BNDES – TLP	DI 1	3,329,356	3,275,012
BNDES – TR	DI 1	34,070	33,466
BNDES – Selic (“Special Settlement and Custody System”)	DI 1	635,999	645,139
BNDES – UMBNDES	DI 2	104,408	106,966
Assets Financing	DI 1	58,807	60,566
Debentures	DI 1/IPCA	12,127,177	12,002,992
NCE (“Export Credit Notes”)	DI 1	107,507	108,308
NCR (“Rural Credit Notes”)	DI 1	2,146,140	2,424,457
		93,036,064	98,802,972

Financial Instrument - Liquidity risk

						03/31/2025
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	5,669,809	5,669,809	5,669,809
Loans, financing and debentures	91,042,571	129,403,665	7,379,898	21,540,133	42,972,193	57,511,441
Lease liabilities	6,851,519	12,320,600	1,633,972	1,167,781	3,068,159	6,450,688
Liabilities for asset acquisitions and subsidiaries	115,424	139,098	21,722	20,772	96,604
Derivative financial instruments	7,131,448	10,699,641	449,418	381,761	1,268,687	8,599,775
Dividends and interests on own capital payable	7,699	7,699	7,699
Other liabilities	169,366	169,366	72,488	96,878
	110,987,836	158,409,878	15,235,006	23,207,325	47,405,643	72,561,904

						12/31/2024
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years
Liabilities
Trade accounts payables	6,033,285	6,033,285	6,033,285
Loans, financing and debentures	101,435,531	142,028,543	13,599,011	14,235,170	50,858,667	63,335,695
Lease liabilities	6,972,915	12,099,294	1,302,590	1,176,832	3,094,493	6,525,379
Liabilities for asset acquisitions and subsidiaries	120,490	146,082	23,425	22,400	100,257
Derivative financial instruments	10,454,820	13,878,150	1,676,180	957,540	1,489,357	9,755,073
Dividends and interests on own capital payable	2,200,917	2,200,917	2,200,917
Other liabilities	143,330	143,330	60,892	82,438
	127,361,288	176,529,601	24,896,300	16,474,380	55,542,774	79,616,147

Financial Instruments - Exchange rate risk management

	03/31/2025	12/31/2024
Assets
Cash and cash equivalents	8,157,219	6,496,039
Marketable securities	49,870	70,255
Trade accounts receivable	4,539,485	7,090,160
Derivative financial instruments	2,894,453	3,887,100
	15,641,027	17,543,554
Liabilities
Trade accounts payable	(1,527,479)	(1,350,763)
Loans and financing	(72,660,737)	(83,004,915)
Liabilities for asset acquisitions and subsidiaries	(87,698)	(93,308)
Derivative financial instruments	(5,374,754)	(10,448,379)
	(79,650,668)	(94,897,365)
	(64,009,641)	(77,353,811)

Financial Instruments - sensitivity analysis

	03/31/2025
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)
Cash and cash equivalents	8,157,219	2,039,305	4,078,610
Marketable securities	49,870	12,468	24,935
Trade accounts receivable	4,539,485	1,134,871	2,269,743
Trade accounts payable	(1,527,479)	(381,870)	(763,740)
Loans and financing	(72,660,737)	(18,165,184)	(36,330,369)
Liabilities for asset acquisitions and subsidiaries	(87,698)	(21,925)	(43,849)

	03/31/2025
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	(23,225)	(31,031)	(63,614)

Financial Instruments - Sensitivity analysis foreign exchange - derivative

	03/31/2025
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%
Dollar/Real
Derivative financial instruments
Derivative options	(1,518,526)	(8,199,971)	(17,829,451)
Derivative swaps	(1,449,747)	(2,500,027)	(4,807,341)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	(36,977)	(255,861)	(511,664)
Embedded derivatives	(23,225)	(178,519)	(357,039)
Commodity Derivatives	29,357	7,337	14,676

	Notional value, net in U.S.$		Fair value in R$
	03/31/2025	12/31/2024	03/31/2025	12/31/2024
Instruments as part of cash flow protection strategy
Cash flow hedge
Zero Cost Collar	7,264,700	6,852,200	(1,518,526)	(4,328,970)
NDF (R$ x US$)	185,000	581,000	(36,977)	(331,876)

Debt hedges
Swap SOFR x Fixed (US$)	1,687,593	1,973,705	244,452	394,129
Swap IPCA x CDI (notional in Brazilian Reais)	8,053,063	8,128,395	(764,449)	(825,899)
Swap CNH x Fixed (US$)	165,815	165,815	(7,456)	(6,440)
Swap CDI x Fixed (US$)	903,827	909,612	(570,496)	(776,261)
Swap CDI x SOFR (US$)	610,171	610,171	(331,078)	(590,764)
Swap SOFR x SOFR (US$)	150,961	150,961	(20,720)	(37,850)

Commodity Hedge
Swap US$ e US-CPI (1)	138,182	138,439	(23,226)	(80,759)
Zero Cost Collar (Brent)	209,530	163,941	25,512	6,097
Swap VLSFO/Brent	23,027	39,706	3,846	10,873
			(2,999,118)	(6,567,720)

Current assets			888,004	1,006,427
Non-current assets			3,244,326	2,880,673
Current liabilities			(1,561,094)	(2,760,273)
Non-current liabilities			(5,570,354)	(7,694,547)
			(2,999,118)	(6,567,720)

Financial Instruments - Fair Value Maturity

	03/31/2025	12/31/2024
2025	(292,400)	(1,753,846)
2026	(505,985)	(1,699,768)
2027	247,451	(36,905)
2028 onwards	(2,448,184)	(3,077,201)
	(2,999,118)	(6,567,720)

Financial Instruments - Outstanding assets and liabilities

		Notional value		Fair value in R$
	Currency	03/31/2025	12/31/2024	03/31/2025	12/31/2024
Debt hedges
Assets
Swap CDI to Fixed	US$	4,650,715	4,748,394	1,441,090	1,482,759
Swap SOFR to Fixed	US$	1,687,593	1,973,705	250,548	424,824
Swap IPCA to CDI	R$	8,456,042	8,382,699	900,125	927,586
Swap CDI to SOFR	US$	3,117,625	3,117,625	874,462	754,173
Swap CNH to Fixed	CNH	1,200,000	1,200,000	25,935
Swap SOFR to SOFR	US$	150,961	150,961	5,366	4,949
				3,497,526	3,594,291
Liabilities
Swap CDI to Fixed	US$	903,827	909,612	(2,011,586)	(2,259,020)
Swap SOFR to Fixed	US$	1,687,593	1,973,705	(6,096)	(30,695)
Swap IPCA to CDI	R$	8,053,063	8,128,395	(1,664,574)	(1,753,485)
Swap CDI to SOFR	US$	610,171	610,171	(1,205,540)	(1,344,937)
Swap CNH to Fixed	CNH	165,815	165,815	(33,391)	(6,440)
Swap SOFR to SOFR	US$	150,961	150,961	(26,086)	(42,799)
				(4,947,273)	(5,437,376)
				(1,449,747)	(1,843,085)
Cash flow hedge
Zero Cost Collar (US$ x R$)	US$	7,264,700	6,852,200	(1,518,526)	(4,328,970)
NDF (R$ x US$)	US$	185,000	581,000	(36,977)	(331,876)
				(1,555,503)	(4,660,846)
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	138,182	138,439	(23,226)	(80,759)
Zero Cost Collar (Brent)	US$	209,530	163,941	25,512	6,097
Swap VLSFO/Brent	US$	23,027	39,706	3,846	10,873
				6,132	(63,789)
				(2,999,118)	(6,567,720)

Financial Instruments - Fair Value Settled

	03/31/2025	12/31/2024
Cash flow hedge
Zero Cost Collar (R$ x US$)	1,475	645,759
NDF (R$ x US$)	(30,142)	(68,695)
NDF (€ x US$)		73,781
	(28,667)	650,845

Commodity Hedge	8,733	89,327
Swap VLSFO/other	8,733	89,327

Debt hedges
Swap CDI to Fixed (US$)	90,068	(1,635,058)
Swap IPCA to CDI (Brazilian Reais)	(43,312)	(59,243)
Swap Pre-Fixed to US$		(221,462)
Swap SOFR to SOFR (US$)	1,504	2,199
Swap CDI to SOFR (US$)	21,482	19,074
Swap SOFR to Fixed (US$)	74,750	603,737
	144,492	(1,290,753)
	124,558	(550,581)

Financial Instruments - Fair Value Hierarchy

				03/31/2025
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		4,132,330		4,132,330
Marketable securities	1,227,033	5,691,732		6,918,765
	1,227,033	9,824,062		11,051,095
At fair value through other comprehensive income
Other investments (note 14.1)	971,384		35,436	1,006,820
	971,384		35,436	1,006,820

Biological assets			22,861,555	22,861,555
			22,861,555	22,861,555
Total assets	2,198,417	9,824,062	22,896,991	34,919,470

Liabilities
At fair value through profit or loss
Derivative financial instruments		7,131,448		7,131,448
		7,131,448		7,131,448
		7,131,448		7,131,448

				12/31/2024
	Level 1	Level 2	Level 3	Total
Assets
At fair value through profit or loss
Derivative financial instruments		3,887,100		3,887,100
Marketable securities	1,203,776	12,159,735		13,363,511
	1,203,776	16,046,835		17,250,611

At fair value through other comprehensive income
Other investments - (note 14.1)			38,196	1,138,066
	1,099,870		38,196	1,138,066

Biological assets			22,283,001	22,283,001
			22,283,001	22,283,001
Total assets	2,303,646	16,046,835	22,321,197	40,671,678

Liabilities
At fair value through profit or loss
Derivative financial instruments		10,454,820		10,454,820
		10,454,820		10,454,820
Total liabilities		10,454,820		10,454,820

Interest rate risk [member] | Financial instruments, excluding derivatives
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - sensitivity analysis

	03/31/2025
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)
CDI/SELIC
Cash and cash equivalents	1,595,620	56,445	112,890
Marketable securities	5,618,783	198,764	397,529
Loans and financing	9,121,748	322,682	645,364
TJLP/TLP
Loans and financing	176,317	3,513	7,026
SOFR
Loans and financing	24,742,476	272,786	545,572

Interest rate risk [member] | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial Instruments - sensitivity analysis

	03/31/2025
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%
CDI
Derivative financial instruments
Liabilities
Derivative options	(1,518,526)	(710,263)	(1,419,548)
Derivative swaps	(1,449,747)	(89,057)	(174,810)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(1,449,747)	(133,048)	(257,526)